UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     April 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $260,390 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     3716    87804 SH       SOLE                    87804        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      530     4504 SH       SOLE                     4504        0        0
ISHARES TR                     S&P 500 INDEX    464287200    20202   143065 SH       SOLE                   143065        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1204    28039 SH       SOLE                    28039        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      691    14350 SH       SOLE                    14350        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     6840    89255 SH       SOLE                    89255        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     7170   102328 SH       SOLE                   102328        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1805    24741 SH       SOLE                    24741        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     7921    83052 SH       SOLE                    83052        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     7973    72881 SH       SOLE                    72881        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596     5843    51726 SH       SOLE                    51726        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     1021     9384 SH       SOLE                     9384        0        0
ISHARES TR                     US PFD STK IDX   464288687     7648   195899 SH       SOLE                   195899        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1731    36825 SH       SOLE                    36825        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    11286   109232 SH       SOLE                   109232        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     7771   269816 SH       SOLE                   269816        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779    23721   885110 SH       SOLE                   885110        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     6904   280862 SH       SOLE                   280862        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    12227   181006 SH       SOLE                   181006        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     3999   155137 SH       SOLE                   155137        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     3145   120791 SH       SOLE                   120791        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     6742   227696 SH       SOLE                   227696        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     3835    68536 SH       SOLE                    68536        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      203     7059 SH       SOLE                     7059        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     6674   273874 SH       SOLE                   273874        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1382    19505 SH       SOLE                    19505        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656      943    16153 SH       SOLE                    16153        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672      431     7111 SH       SOLE                     7111        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      683     8437 SH       SOLE                     8437        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      218     3158 SH       SOLE                     3158        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      426     5407 SH       SOLE                     5407        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      560    12874 SH       SOLE                    12874        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      882    25925 SH       SOLE                    25925        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125     2721    62892 SH       SOLE                    62892        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    11477   548067 SH       SOLE                   548067        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     1940    40325 SH       SOLE                    40325        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    12670   219919 SH       SOLE                   219919        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    19707   347017 SH       SOLE                   347017        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    35763   584944 SH       SOLE                   584944        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     6820   137641 SH       SOLE                   137641        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     2965    61662 SH       SOLE                    61662        0        0